UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Semiannual report

U.S. growth equity mutual fund

Delaware Smid Cap Growth Fund

March 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Smid Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from October 1, 2013 to March 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2013 to March 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from October 1, 2013 to March 31, 2014 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/13	3/31/14	Expense Ratio	10/1/13 to 3/31/14*
Actual Fund return†
Class A	$1,000.00	$1,061.60	1.18%	$6.07
Class B	1,000.00	1,061.30	1.18%	6.06
Class C	1,000.00	1,057.50	1.93%	9.90
Class R	1,000.00	1,059.90	1.43%	7.34
Institutional Class	1,000.00	1,062.60	0.93%	4.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.18%	$5.94
Class B	1,000.00	1,019.05	1.18%	5.94
Class C	1,000.00	1,015.31	1.93%	9.70
Class R	1,000.00	1,017.80	1.43%	7.19
Institutional Class	1,000.00	1,020.29	0.93%	4.68

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of March 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	99.27%
Consumer Discretionary	22.68%
Energy	5.33%
Financial Services	19.99%
Healthcare	10.02%
Producer Durables	11.25%
Technology	24.98%
Utilities	5.02%
Short-Term Investments	0.95%
Total Value of Securities	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
MSCI Class A	5.44%
Core Laboratories	5.33%
SBA Communications Class A	5.27%
j2 Global	5.02%
DineEquity	4.90%
Heartland Payment Systems	4.77%
Graco	4.72%
Techne	4.69%
VeriFone Systems	4.67%
Affiliated Managers Group	4.60%

Schedule of investments

Delaware Smid Cap Growth Fund	March 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.27%
Consumer Discretionary – 22.68%
DineEquity @	834,179	$65,124,355
Dunkin’ Brands Group	574,650	28,835,937
Interval Leisure Group @	1,177,322	30,775,197
K12 @†	1,680,564	38,064,775
Sally Beauty Holdings †	2,066,927	56,633,800
Shutterstock †	335,975	24,395,145
Ulta Salon Cosmetics & Fragrance †	591,455	57,655,033

		301,484,242

Energy – 5.33%
Core Laboratories	357,014	70,845,858

		70,845,858

Financial Services – 19.99%
Affiliated Managers Group †	305,829	61,181,092
Commonwealth REIT	1,989,996	52,336,895
Ellie Mae †	571,550	16,483,502
Heartland Payment Systems	1,529,904	63,414,521
MSCI Class A †	1,682,126	72,365,061

		265,781,071

Healthcare – 10.02%
ABIOMED †	1,642,221	42,763,435
athenahealth †	175,041	28,048,570
Techne	730,625	62,373,456

		133,185,461

Producer Durables – 11.25%
Expeditors International of Washington	1,174,336	46,538,936
Graco	839,903	62,774,350
Ritchie Brothers Auctioneers	1,668,602	40,263,366

		149,576,652

Technology – 24.98%
Blackbaud @	1,212,901	37,963,801
Logitech International Class R	2,859,576	42,727,888
NeuStar Class A †	880,822	28,635,523
NIC @	1,635,646	31,584,324
SBA Communications Class A †	770,475	70,082,406
VeriFone Systems †	1,834,655	62,048,032
VeriSign †	1,094,700	59,015,277

		332,057,251

	Number of shares	Value (U.S. $)

Common Stock (continued)

Utilities – 5.02% j2 Global @	1,333,227	$66,728,011

		66,728,011

Total Common Stock (cost $856,918,836)		1,319,658,546

	Principal amount°

Short-Term Investments – 0.95%

Discount Note – 0.09%≠
Federal Home Loan Bank 0.05% 4/23/14	1,137,923	1,137,909

		1,137,909

Repurchase Agreements – 0.12%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $959,872 (collateralized by U.S. government obligations 0.00% - 1.00% 2/28/17 - 11/15/27; market value $979,069)	959,871	959,871
Bank of Montreal
0.04%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $319,957 (collateralized by U.S. government obligations 1.25% - 2.125% 10/31/18 - 1/31/21; market value $326,356)	319,957	319,957
BNP Paribas
0.05%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $325,172 (collateralized by U.S. government obligations 0.50% 6/15/16; market value $331,676)	325,172	325,172

		1,605,000

U.S. Treasury Obligations – 0.74%≠
U.S. Treasury Bills
0.02% 4/17/14	439,410	439,405
0.05% 4/24/14	5,920,624	5,920,523
0.093% 11/13/14	3,509,626	3,508,250

		9,868,178

Total Short-Term Investments (cost $12,610,316)		12,611,087

Total Value of Securities – 100.22% (cost $869,529,152)		$1,332,269,633

Schedule of investments

Delaware Smid Cap Growth Fund

@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $270,240,463, which represents 20.33% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities

Delaware Smid Cap Growth Fund	March 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$1,319,658,546
Short-term investments, at value[2]	12,611,087
Cash	1,364
Receivable for fund shares sold	1,271,160
Dividends and interest receivable	1

Total assets	1,333,542,158

Liabilities:
Payable for fund shares redeemed	2,555,908
Investment management fees payable	809,055
Other accrued expenses	410,744
Distribution fees payable to affiliates	294,192
Other affiliates payable	89,615
Trustees’ fees and expenses payable	3,798
Other liabilities	66

Total liabilities	4,163,378

Total Net Assets	$1,329,378,780

Net Assets Consist of:
Paid-in capital	$798,077,608
Accumulated net investment loss	(3,989,704)
Accumulated net realized gain on investments	72,550,395
Net unrealized appreciation of investments	462,740,481

Total Net Assets	$1,329,378,780

[1] Investments, at cost	$856,918,836
[2] Short-term investments, at cost	12,610,316

Net Asset Value
Class A:
Net assets	$969,242,475
Shares of beneficial interest outstanding, unlimited authorization, no par	32,667,896
Net asset value per share	$29.67
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$31.48

Class B:
Net assets	$2,179,390
Shares of beneficial interest outstanding, unlimited authorization, no par	98,911
Net asset value per share	$22.03

Class C:
Net assets	$89,838,780
Shares of beneficial interest outstanding, unlimited authorization, no par	3,931,226
Net asset value per share	$22.85

Class R:
Net assets	$18,265,698
Shares of beneficial interest outstanding, unlimited authorization, no par	636,141
Net asset value per share	$28.71

Institutional Class:
Net assets	$249,852,437
Shares of beneficial interest outstanding, unlimited authorization, no par	7,245,816
Net asset value per share	$34.48

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended March 31, 2014 (Unaudited)

Investment Income:
Dividends	$6,644,548
Interest	8,935
Securities lending income	321
Foreign tax withheld	(115,258)

6,538,546

Expenses:
Management fees	4,761,386
Distribution expenses – Class A	1,229,129
Distribution expenses – Class B	15,698
Distribution expenses – Class C	460,137
Distribution expenses – Class R	46,003
Dividend disbursing and transfer agent fees and expenses	951,883
Accounting and administration expenses	245,292
Reports and statements to shareholders	76,839
Legal fees	62,634
Registration fees	50,055
Trustees’ fees and expenses	37,328
Custodian fees	24,062
Audit and tax	13,969
Other	24,147

7,998,562
Less waived distribution expenses – Class B	(11,774)
Less expense paid indirectly	(620)

Total operating expenses	7,986,168

Net Investment Loss	(1,447,622)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	96,864,329
Foreign currencies	(50,723)
Foreign currency exchange contracts	(77,927)

Net realized gain	96,735,679

Net change in unrealized appreciation (depreciation) of investments	(15,355,185)

Net Realized and Unrealized Gain	81,380,494

Net Increase in Net Assets Resulting from Operations	$79,932,872

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Six months
	ended
	3/31/14	Year ended
	(Unaudited)	9/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,447,622)	$(3,240,950)
Net realized gain	96,735,679	28,723,005
Net change in unrealized appreciation (depreciation)	(15,355,185)	237,211,836

Net increase in net assets resulting from operations	79,932,872	262,693,891

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(35,124,041)	(56,210,388)
Class B	(165,977)	(470,817)
Class C	(4,182,332)	(6,641,334)
Class R	(677,387)	(737,143)
Institutional Class	(7,509,152)	(10,751,329)

	(47,658,889)	(74,811,011)

Capital Share Transactions:
Proceeds from shares sold:
Class A	30,487,795	43,071,934
Class B	685	16,344
Class C	2,619,923	5,250,967
Class R	3,062,128	8,664,723
Institutional Class	40,273,260	62,141,832
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	34,142,398	54,616,707
Class B	165,295	466,160
Class C	4,061,829	6,425,200
Class R	677,381	728,582
Institutional Class	7,240,418	10,343,539

	122,731,112	191,725,988

	Six months
	ended
	3/31/14	Year ended
	(Unaudited)	9/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(75,148,948)	$(214,577,801)
Class B	(1,435,096)	(3,440,427)
Class C	(6,679,613)	(21,985,240)
Class R	(3,286,236)	(5,723,443)
Institutional Class	(29,610,829)	(98,699,447)

	(116,160,722)	(344,426,358)

Increase (decrease) in net assets derived from capital share transactions	6,570,390	(152,700,370)

Net Increase in Net Assets	38,844,373	35,182,510

Net Assets:
Beginning of period	1,290,534,407	1,255,351,897

End of period (including accumulated net investment loss of $3,989,704 and $2,542,082, respectively)	$1,329,378,780	$1,290,534,407

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended

3/31/14[1]	9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
(Unaudited)

$28.960	$24.930	$21.180	$19.650	$15.560		$17.860

(0.031)	(0.064)	(0.070)	0.158	(0.094)		(0.078)
1.820	5.676	4.766	2.515	4.184		(0.530)

1.789	5.612	4.696	2.673	4.090		(0.608)

—	—	—	(0.205)	—		—
(1.079)	(1.582)	(0.946)	(0.938)	—		(1.692)

(1.079)	(1.582)	(0.946)	(1.143)	—		(1.692)

$29.670	$28.960	$24.930	$21.180	$19.650		$15.560

6.16%	24.34%	22.54%	13.57%	26.29%		0.06%

$969,243	$956,010	$931,398	$706,442	$256,981		$226,575
1.18%	1.19%	1.22%	1.32%	1.50%		1.44%

1.18%	1.24%	1.25%	1.32%	1.53%		1.76%
(0.21% )	(0.25% )	(0.29% )	0.68%	(0.54%	)	(0.61% )

(0.21% )	(0.30% )	(0.32% )	0.68%	(0.57%	)	(0.93% )
13%	14%	20%	21%	139%		106%

Financial highlights

Delaware Smid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
3/31/14[1]	9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
(Unaudited)

$21.770	$19.260	$16.670	$15.700	$12.520		$14.880

(0.023)	(0.172)	(0.191)	(0.003)	(0.171)		(0.143)
1.362	4.264	3.727	2.013	3.351		(0.525)

1.339	4.092	3.536	2.010	3.180		(0.668)

—	—	—	(0.102)	—		—
(1.079)	(1.582)	(0.946)	(0.938)	—		(1.692)

(1.079)	(1.582)	(0.946)	(1.040)	—		(1.692)

$22.030	$21.770	$19.260	$16.670	$15.700		$12.520

6.13%	23.57%	21.65%	12.82%	25.40%		(0.40% )

$2,179	$3,381	$5,928	$9,956	$3,394		$4,007
1.18%	1.84%	1.95%	2.02%	2.20%		2.14%

1.93%	1.94%	1.95%	2.02%	2.23%		2.46%
(0.21% )	(0.90% )	(1.02% )	(0.02% )	(1.24%	)	(1.31% )

(0.96% )	(1.00% )	(1.02% )	(0.02% )	(1.27%	)	(1.63% )
13%	14%	20%	21%	139%		106%

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended

3/31/14[1]	9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
(Unaudited)

$22.620	$19.970	$17.250	$16.210	$12.930		$15.350

(0.111)	(0.201)	(0.198)	(0.003)	(0.177)		(0.147)
1.420	4.433	3.864	2.083	3.457		(0.581)

1.309	4.232	3.666	2.080	3.280		(0.728)

—	—	—	(0.102)	—		—
(1.079)	(1.582)	(0.946)	(0.938)	—		(1.692)

(1.079)	(1.582)	(0.946)	(1.040)	—		(1.692)

$22.850	$22.620	$19.970	$17.250	$16.210		$12.930

5.75%	23.42%	21.68%	12.77%	25.37%		(0.79% )

$89,839	$88,886	$88,316	$59,513	$6,329		$5,534
1.93%	1.94%	1.95%	2.02%	2.20%		2.14%

1.93%	1.94%	1.95%	2.02%	2.23%		2.46%
(0.96% )	(1.00% )	(1.02% )	(0.02% )	(1.24%	)	(1.31% )

(0.96% )	(1.00% )	(1.02% )	(0.02% )	(1.27%	)	(1.63% )
13%	14%	20%	21%	139%		106%

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
3/31/14[1]	9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
(Unaudited)

$28.100	$24.290	$20.700	$19.240	$15.270		$17.590

(0.066)	(0.125)	(0.123)	0.109	(0.125)		(0.103)
1.755	5.517	4.659	2.455	4.095		(0.525)

1.689	5.392	4.536	2.564	3.970		(0.628)

—	—	—	(0.166)	—		—
(1.079)	(1.582)	(0.946)	(0.938)	—		(1.692)

(1.079)	(1.582)	(0.946)	(1.104)	—		(1.692)

$28.710	$28.100	$24.290	$20.700	$19.240		$15.270

5.99%	24.06%	22.29%	13.29%	26.00%		(0.12% )

$18,266	$17,428	$11,764	$4,737	$889		$783
1.43%	1.44%	1.45%	1.52%	1.70%		1.64%

1.43%	1.54%	1.55%	1.62%	1.83%		2.06%
(0.46% )	(0.50% )	(0.52% )	0.48%	(0.74%	)	(0.81% )

(0.46% )	(0.60% )	(0.62% )	0.38%	(0.87%	)	(1.23% )
13%	14%	20%	21%	139%		106%

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
3/31/14[1]	9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
(Unaudited)

$33.460	$28.480	$24.010	$22.130	$17.470		$19.710

0.008	(0.001)	(0.006)	0.257	(0.049)		(0.039)
2.091	6.563	5.422	2.824	4.709		(0.509)

2.099	6.562	5.416	3.081	4.660		(0.548)

—	—	—	(0.263)	—		—
(1.079)	(1.582)	(0.946)	(0.938)	—		(1.692)

(1.079)	(1.582)	(0.946)	(1.201)	—		(1.692)

$34.480	$33.460	$28.480	$24.010	$22.130		$17.470

6.26%	24.66%	22.90%	13.90%	26.67%		0.39%

$249,852	$224,829	$217,946	$134,974	$36,212		$4,649
0.93%	0.94%	0.95%	1.02%	1.20%		1.14%

0.93%	0.94%	0.95%	1.02%	1.23%		1.46%
0.04%	0.00%	(0.02% )	0.98%	(0.24%	)	(0.31% )

0.04%	0.00%	(0.02% )	0.98%	(0.27%	)	(0.63% )
13%	14%	20%	21%	139%		106%

Notes to financial statements

Delaware Smid Cap Growth Fund	March 31, 2014 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2010–Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended March 31, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended March 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2014, the Fund earned $620 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments

Family of Funds on a relative net asset value basis. For the six months ended March 31, 2014, the Fund was charged $32,578 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended March 31, 2014, the amount charged by DSC was $148,560. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.50% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive Class B shares 12b-1 fees from Oct. 1, 2013 through March 31, 2014* to 0.25% of average daily net assets. The waiver may only be terminated by agreement of the Distributor and the Fund.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended March 31, 2014, the Fund was charged $20,932 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2014, DDLP earned $15,194 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2014, DDLP received gross CDSC commissions of $10 and $258 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

* The contractual waiver period is Aug. 1, 2013 through Jan. 28, 2015.

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2014, the Fund made purchases of $171,014,987 and sales of $194,004,646 of investment securities other than short-term investments.

At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$871,155,448

Aggregate unrealized appreciation	$470,296,256
Aggregate unrealized depreciation	(9,182,071)

Net unrealized appreciation	$461,114,185

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$301,484,242	$—	$301,484,242
Energy	70,845,858	—	70,845,858
Financial Services	265,781,071	—	265,781,071
Healthcare	133,185,461	—	133,185,461
Producer Durables	149,576,652	—	149,576,652
Technology	289,329,363	42,727,888	332,057,251
Utilities	66,728,011	—	66,728,011
Short-Term Investments	—	12,611,087	12,611,087

Total	$1,276,930,658	$55,338,975	$1,332,269,633

As a result of utilizing international fair value pricing at March 31, 2014, a portion of the Fund’s portfolio was categorized as Level 2.

During the six months ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

Notes to financial statements

Delaware Smid Cap Growth Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	3/31/14	3/31/13
Shares sold:
Class A	1,013,168	1,691,122
Class B	31	875
Class C	112,397	263,832
Class R	104,958	340,954
Institutional Class	1,168,054	2,161,670

Shares issued upon reinvestment of dividends and distributions:
Class A	1,144,951	2,430,672
Class B	7,463	27,470
Class C	176,448	363,828
Class R	23,455	33,360
Institutional Class	209,079	399,364

	3,960,004	7,713,147

Shares redeemed:
Class A	(2,498,881)	(8,472,970)
Class B	(63,878)	(180,827)
Class C	(286,704)	(1,120,867)
Class R	(112,582)	(238,288)
Institutional Class	(851,509)	(3,494,397)

	(3,813,554)	(13,507,349)

Net increase (decrease)	146,450	(5,794,202)

For the six months ended March 31, 2014 and year ended Sept. 30, 2013, 38,338 Class B shares were converted to 28,469 Class A shares valued at $861,665 and 96,998 Class B shares were converted to 73,096 Class A shares valued at $1,859,300, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of March 31, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2014.

At March 31, 2014, the Fund had foreign currency risk, which is disclosed in the statement of operations.

During the six months ended March 31, 2014, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date.

Notes to financial statements

Delaware Smid Cap Growth Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended March 31, 2014.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	412,730	USD	—

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At March 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$959,871	$(959,871)	$—	$—
Bank of Montreal	319,957	(319,957)	—	—
BNP Paribas	325,172	(325,172)	—	—

Total	$1,605,000	$(1,605,000)	$—	$—

(a) Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to

Notes to financial statements

Delaware Smid Cap Growth Fund

8. Securities Lending (continued)

pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At March 31, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified in the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Effective May 1, 2014, Jackson Square Partners, LLC (JSP) is serving as sub-advisor to the Fund under an interim sub-advisory agreement between DMC and JSP, pending shareholder approval of a final sub-advisory agreement between the parties.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Thomas L. Bennett	President	Sevilla-Sacasa	Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
International
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ
Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

March 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Healthcare Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from October 1, 2013 to March 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2013 to March 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from October 1, 2013 to March 31, 2014 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*

Actual Fund return†
Class A	$1,000.00	$1,152.40	1.33%	$7.14
Class C	1,000.00	1,148.20	2.08%	11.14
Class R	1,000.00	1,151.50	1.58%	8.48
Institutional Class	1,000.00	1,153.90	1.08%	5.80

Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.33%	$6.69
Class C	1,000.00	1,014.56	2.08%	10.45
Class R	1,000.00	1,017.05	1.58%	7.95
Institutional Class	1,000.00	1,019.55	1.08%	5.44

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	103.21%
Biotechnology	13.13%
Blue Chip Medical Products	45.45%
Healthcare Services	22.76%
Medical Distributor	0.18%
Other	16.12%
Small/Mid-Cap Medical Products	5.57%

Total Value of Securities	103.21%

Liabilities Net of Receivables and Other Assets	(3.21%)

Total Net Assets	100.00%

Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Lilly (Eli)	8.14%
Teva Pharmaceutical Industries ADR	6.91%
WellPoint	5.56%
UCB	5.04%
Quest Diagnostics	4.51%
Pfizer	3.31%
Bristol-Myers Squibb	3.27%
Chugai Pharmaceutical	3.14%
SINA	3.04%
News Class A	3.00%

3

Schedule of investments
Delaware Healthcare Fund	March 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)

Common Stock – 103.21%

Biotechnology – 13.13%
Active Biotech †	222,754	$993,259
Ambit Biosciences †	76,500	697,680
Auxilium Pharmaceuticals †	100,000	2,718,000
Dendreon †	160,000	478,400
Dyax †	574,000	5,154,520
Epizyme †	20,000	455,400
Galectin Therapeutics †	131,500	2,013,265
Idenix Pharmaceuticals †	733,600	4,423,608
ImmunoGen †	203,129	3,032,716
Intercept Pharmaceuticals †	5,500	1,813,845
Ligand Pharmaceuticals Class B †	60,000	4,035,600
Momenta Pharmaceuticals †	80,000	932,000
Myriad Genetics †	80,000	2,735,200
Regeneron Pharmaceuticals †	20,000	6,005,600
Seattle Genetics †	190,000	8,656,400
Vanda Pharmaceuticals †	280,000	4,550,000
Vertex Pharmaceuticals †	50,000	3,536,000

		52,231,493

Blue Chip Medical Products – 45.45%
Abbott Laboratories	38,000	1,463,380
AbbVie	80,000	4,112,000
Allergan	90,000	11,169,000
Amgen	80,000	9,867,200
Baxter International	5,000	367,900
Biogen Idec †	5,000	1,529,350
Boston Scientific †	700,000	9,464,000
Bristol-Myers Squibb	250,000	12,987,500
Chugai Pharmaceutical	488,300	12,472,917
Hospira †	60,000	2,595,000
Johnson & Johnson	80,000	7,858,400
Lilly (Eli)	550,000	32,373,003
Medtronic	75,000	4,615,500
Merck	70,000	3,973,900
Pfizer	410,000	13,169,200
Stryker	20,000	1,629,400
Teva Pharmaceutical Industries ADR	520,000	27,476,800
UCB	249,785	20,039,242
Zimmer Holdings	38,000	3,594,040

		180,757,732

Healthcare Services – 22.76%
Aetna	120,000	8,996,400

4

	Number of Shares	Value (U.S. $)

Common Stock (continued)

Healthcare Services (continued)
DaVita HealthCare Partners †	69,900	$4,812,615
Fresenius Medical Care	162,607	11,377,087
Fresenius Medical Care ADR	169,500	5,907,075
Humana	52,000	5,861,440
Quest Diagnostics	310,000	17,955,200
Tenet Healthcare †	155,000	6,635,550
UnitedHealth Group	84,000	6,887,160
WellPoint	222,000	22,100,100

		90,532,627

Medical Distributor – 0.18%
Chindex International †	37,777	720,785

		720,785

Other – 16.12%
AirMedia Group ADR †	200,000	476,000
Apple	8,000	4,293,920
Bank of America	130,000	2,236,000
Blue Nile †	80,000	2,784,000
Cia de Minas Buenaventura ADR	115,300	1,449,321
E-Commerce China Dangdang ADR †	500,000	7,180,000
eLong ADR @†	100,000	1,615,000
Kinross Gold	200,000	828,000
News Class A †	691,900	11,914,518
Nuance Communications †	150,000	2,575,500
SINA †	200,000	12,082,000
Sohu.com †	165,000	10,739,850
Yahoo †	86,900	3,119,710
Youku Tudou ADR †	100,000	2,804,000

		64,097,819

Small/Mid-Cap Medical Products – 5.57%
Avon Products	190,000	2,781,600
CareFusion †	120,000	4,826,400
Furiex Pharmaceuticals †	37,000	3,219,000
Intuitive Surgical †	8,000	3,503,920
Ipsen	89,584	3,669,240
Nobel Biocare Holding	100,000	1,436,855
Straumann Holding Class R	12,800	2,724,802

		22,161,817

Total Common Stock (cost $337,009,893)		410,502,273

5

Schedule of investments
Delaware Healthcare Fund

Total Value of Securities – 103.21% (cost $337,009,893)	$410,502,273

@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $1,615,000, which represented 0.41% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non income producing security.

ADR	– American Depositary Receipt

6

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Statement of assets and liabilities
Delaware Healthcare Fund	March 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$410,502,273
Foreign currencies, at value[2]	2,416
Receivables for fund shares sold	1,643,570
Dividends and interest receivable	106,107

Total assets	412,254,366

Liabilities:
Cash overdraft	10,465,850
Payable for fund shares redeemed	3,203,823
Payable for securities purchased	462,515
Investment management fees payable	284,202
Distribution fees payable to affiliates	90,161
Other affiliates payable	25,203
Trustees’ fees and expenses payable	1,124

Total liabilities	14,532,878

Total Net Assets	$397,721,488

Net Assets Consist of:
Paid-in capital	$312,904,993
Distributions in excess of net investment income	(355,009)
Undistributed net realized gain on investments	11,677,761
Net unrealized appreciation of investments and foreign currencies	73,493,743

Total Net Assets	$397,721,488

[1] Investments, at cost	$337,009,893
[2] Foreign currencies, at cost	2,425

Net Asset Value
Class A:
Net assets	$213,328,777
Shares of beneficial interest outstanding, unlimited authorization, no par	11,021,716
Net asset value per share	$19.36
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$20.54

Class C:
Net assets	$49,384,122
Shares of beneficial interest outstanding, unlimited authorization, no par	2,622,631
Net asset value per share	$18.83

8

Class R:
Net assets	$3,760,828
Shares of beneficial interest outstanding, unlimited authorization, no par	195,597
Net asset value per share	$19.23

Institutional Class:
Net assets	$131,247,761
Shares of beneficial interest outstanding, unlimited authorization, no par	6,758,349
Net asset value per share	$19.42

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Healthcare Fund	Six months ended March 31, 2014 (Unaudited)

Investment Income:
Dividends	$2,016,870
Interest	322
Foreign tax withheld	(27,392)

1,989,800

Expenses:
Management fees	1,478,418
Distribution expenses – Class A	245,700
Distribution expenses – Class C	197,429
Distribution expenses – Class R	7,437
Dividend disbursing and transfer agent fees and expenses	181,200
Accounting and administration expenses	65,881
Custodian fees	42,512
Registration fees	39,396
Reports and statements to shareholders	26,103
Legal fees	16,496
Audit and tax	14,137
Trustees’ fees and expenses	8,822
Other	8,411

2,331,942
Less expense paid indirectly	(128)

Total operating expenses	2,331,814

Net Investment Loss	(342,014)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,990,714
Foreign currencies	12,848
Foreign currency exchange contracts	(77,314)

Net realized gain	18,926,248

Net change in unrealized appreciation (depreciation) of:
Investments	$29,789,244
Foreign currencies	11,768
Foreign currency exchange contracts	(12,995)

Net change in unrealized appreciation (depreciation)	29,788,017

Net Realized and Unrealized Gain	48,714,265

Net Increase in Net Assets Resulting from Operations	$48,372,251

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets
Delaware Healthcare Fund

	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(342,014)	$(63,341)
Net realized gain	18,926,248	4,176,115
Net change in unrealized appreciation (depreciation)	29,788,017	39,412,664

Net increase in net assets resulting from operations	48,372,251	43,525,438

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(131,182)
Class R	—	(484)
Institutional Class	—	(45,783)

Net realized gain:
Class A	(4,452,799)	—
Class C	(881,858)	—
Class R	(69,204)	—
Institutional Class	(2,279,109)	—

	(7,682,970)	(177,449)

Capital Share Transactions:
Proceeds from shares sold:
Class A	59,303,653	118,525,041
Class C	18,064,104	20,526,756
Class R	1,624,468	1,394,249
Institutional Class	48,889,852	72,383,405

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,735,112	125,026
Class C	857,272	—
Class R	69,204	484
Institutional Class	1,644,574	33,168

	134,188,239	212,988,129

12

	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,500,228)	$(21,150,205)
Class C	(2,564,586)	(1,507,419)
Class R	(628,817)	(287,558)
Institutional Class	(17,694,367)	(7,368,715)

	(59,387,998)	(30,313,897)

Increase in net assets derived from capital share transactions	74,800,241	182,674,232

Net Increase in Net Assets	115,489,522	226,022,221

Net Assets:
Beginning of period	282,231,966	56,209,745

End of period	$397,721,488	$282,231,966

Distributions in excess of net investment income	$(355,009)	$(12,995)

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended	Year ended
3/31/14[1]	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
(Unaudited)
$17.190	$11.940	$10.350	$10.410	$10.070	$8.360

(0.017)	(0.007)	0.059	(0.006)	0.027	0.029
2.607	5.294	2.288	0.606	1.615	2.028

2.590	5.287	2.347	0.600	1.642	2.057

—	(0.037)	(0.002)	(0.009)	(0.022)	(0.007)
(0.420)	—	(0.755)	(0.651)	(1.280)	(0.340)

(0.420)	(0.037)	(0.757)	(0.660)	(1.302)	(0.347)

$19.360	$17.190	$11.940	$10.350	$10.410	$10.070

15.24%	44.50%	23.96%	5.89%	17.38%	26.66%

$213,328	$165,780	$41,425	$36,584	$7,610	$1,221
1.33%	1.38%	1.55%	1.60%	1.52%	1.35%

1.33%	1.43%	1.63%	1.85%	2.59%	2.11%
(0.19% )	(0.05% )	0.52%	(0.06% )	0.17%	0.37%

(0.19% )	(0.10% )	0.44%	(0.31% )	(0.90% )	(0.39% )
32%	29%	88%	101%	199%	240%

15

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended	Year ended				1/28/10[2]
3/31/14[1]	9/30/13		9/30/12	9/30/11	to
(Unaudited)					9/30/10
$ 16.800	$11.710		$10.240	$10.370	$10.020

(0.083)	(0.117)		(0.026)	(0.089)	(0.026)
2.533	5.207		2.251	0.610	0.376

2.450	5.090		2.225	0.521	0.350

(0.420)	—		(0.755)	(0.651)	—

(0.420)	—		(0.755)	(0.651)	—

$ 18.830	$16.800		$11.710	$10.240	$10.370

14.82%	43.47%		22.96%	5.11%	3.49%

$ 49,384	$28,557		$5,446	$4,930	$529
2.08%	2.13%		2.30%	2.35%	2.35%

2.08%	2.13%		2.33%	2.55%	3.29%
(0.93% )	(0.80%	)	(0.23% )	(0.81% )	(0.66%	)

(0.93% )	(0.80%	)	(0.26% )	(1.01% )	(1.60%	)
32%	29%		88%	101%	199%	[5]

17

Financial highlights
Delaware healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See	accompanying notes, which are an integral part of the financial statements.

18

Six months ended 3/31/14[1] (Unaudited)	Year ended			1/28/10[2] to 9/30/10
	9/30/13	9/30/12	9/30/11

$17.100	$11.870	$10.320	$10.400	$10.020

(0.040)	(0.044)	0.030	(0.036)	0.006
2.590	5.281	2.275	0.607	0.374

2.550	5.237	2.305	0.571	0.380

—	(0.007)	—	—	—
(0.420)	—	(0.755)	(0.651)	—

(0.420)	(0.007)	(0.755)	(0.651)	—

$19.230	$17.100	$11.870	$10.320	$10.400

15.15%	44.15%	23.60%	5.60%	3.79%

$3,761	$2,360	$773	$293	$5
1.58%	1.63%	1.80%	1.85%	1.85%

1.58%	1.73%	1.93%	2.15%	2.89%
(0.44% )	(0.30% )	0.27%	(0.31% )	(0.16%	)

(0.44% )	(0.40% )	0.14%	(0.61% )	(1.20%	)
32%	29%	88%	101%	199%[5]

19

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See	accompanying notes, which are an integral part of the financial statements.

20

Six months ended 3/31/14[1] (Unaudited)	Year ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

$17.230	$11.960	$10.370	$10.430	$10.070	$8.360

0.006	0.031	0.086	0.022	0.034	0.029
2.604	5.304	2.290	0.602	1.628	2.028

2.610	5.335	2.376	0.624	1.662	2.057

—	(0.065)	(0.031)	(0.033)	(0.022)	(0.007)
(0.420)	—	(0.755)	(0.651)	(1.280)	(0.340)

(0.420)	(0.065)	(0.786)	(0.684)	(1.302)	(0.347)

$19.420	$17.230	$11.960	$10.370	$10.430	$10.070

15.39%	44.86%	24.26%	6.13%	17.61%	26.66%

$131,248	$85,535	$8,566	$8,643	$3,133	$2,579
1.08%	1.13%	1.30%	1.35%	1.35%	1.35%

1.08%	1.13%	1.33%	1.55%	2.29%	1.81%
0.06%	0.20%	0.77%	0.19%	0.34%	0.37%

0.06%	0.20%	0.74%	(0.01% )	(0.60% )	(0.09% )
32%	29%	88%	101%	199%	240%

21

Notes to financial statements
Delaware Healthcare Fund	March 31, 2014 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the

22

course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2010 – Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2014, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of

23

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2014, the Fund earned $128 under this agreement.

During the six months ended March 31, 2014, the Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. The Fund is required to pay interest to the custodian on negative cash balances. During the six months ended March 31, 2014, the Fund had an average outstanding overdraft balance of 1.49% based on average net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.35% of the Fund’s average daily net assets from Oct. 1, 2013 through Jan. 28, 2014.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

24

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2014, the Fund was charged $8,394 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended March 31, 2014, the amount charged by DSC was $38,277. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended March 31, 2014, the Fund was charged $5,257 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2014, DDLP earned $124,061 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2014, DDLP received gross CDSC commissions of $1,860 on redemption of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The contractual waiver period was Jan. 28, 2013 through Jan. 28, 2014.

25

Notes to financial statements
Delaware Healthcare Fund

3. Investments

For the six months ended March 31, 2014, the Fund made purchases of $171,619,221 and sales of $113,132,945 of investment securities other than short-term investments.

At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$338,206,038

Aggregate unrealized appreciation	$81,512,306
Aggregate unrealized depreciation	(9,216,071)

Net unrealized appreciation	$72,296,235

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3

26

investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock
Biotechnology	$51,238,234	$993,259	$52,231,493
Blue Chip Medical Products	148,245,573	32,512,159	180,757,732
Healthcare Services	79,155,540	11,377,087	90,532,627
Medical Distributor	720,785	—	720,785
Other	64,097,819	—	64,097,819
Small/Mid-Cap Medical Products	14,330,920	7,830,897	22,161,817

Total	$357,788,871	$52,713,402	$410,502,273

As a result of utilizing international fair value pricing at March 31, 2014, a portion of the Fund’s portfolio was categorized as Level 2.

During the six months ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

27

Notes to financial statements
Delaware Healthcare Fund

4. Capital Shares

Transactions in capital shares were as follows:

Six months ended		Year ended
	3/31/14	9/30/13
Shares sold:
Class A	3,248,134	7,580,813
Class C	1,015,493	1,342,148
Class R	88,648	93,567
Institutional Class	2,669,836	4,745,070

Shares issued upon reinvestment of dividends and distributions:
Class A	211,861	10,585
Class C	49,870	—
Class R	3,950	41
Institutional Class	93,071	2,810

	7,380,863	13,775,034

Shares redeemed:
Class A	(2,079,929)	(1,419,696)
Class C	(142,634)	(107,111)
Class R	(34,987)	(20,712)
Institutional Class	(969,124)	(499,500)

	(3,226,674)	(2,047,019)

Net increase	4,154,189	11,728,015

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of March 31, 2014, or at any time during the period then ended.

28

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2014.

During the six months ended March 31, 2014, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date.

At March 31, 2014, the Fund had foreign currency risk, which is disclosed in the statement of operations.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended March 31, 2014.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	624,436	USD	178,146

7. Securities Lending

The Fund, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities

29

Notes to financial statements
Delaware Healthcare Fund

7. Securities Lending (continued)

collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At March 31, 2014, the Fund had no securities out on loan.

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8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the schedule of investments.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Thomas L. Bennett	President	Sevilla-Sacasa	Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2014